Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                                              Fixed Income Fund
                                         ----------------------------
                                          MFS Total Return Portfolio


Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates only to one fund--the MFS Total Return Portfolio.
--------------------------------------------------------------------------------

                   Fund Goals and Strategies           Page
                 ------------------------------------------
                   MFS Total Return Portfolio             2

                   More on the Fund's Investments         4

                   Management                             8

                   Share Transactions                    10

                   Share Price                           10

                   Dividends, Distributions and Taxes    11

                   Financial Highlights                  12

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

----------------------------------------
 Fund Goals and Strategies
----------------------------------------

 MFS Total Return Portfolio

 Investment goals

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Key investments

 The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

--------------------------------------------------------------------------------

                 Selection process

                 Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                 . between 40%   . at least 25%
                   and 75% in      in non-
                   equity          convertible
                   securities      fixed income
                                   securities

                 Equity investments

                 The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                 . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                 . that generally have low price to book, price to sales
                   and/or price to earnings ratios
                 . with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                 The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                 Fixed income investments

                 The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

2  Travelers Series Fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % Total Return

1995     25.70%
1996     14.51%
1997     21.18%
1998     11.67%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.
Principal risks of investing in the fund

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest: (4.06)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                       One   Since
                       year  inception
-----------------------------------------
Fund                   11.67   15.26
S&P 500 Index          28.60   28.03*
Lehman Brothers Index   9.47    9.22*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

More on the Fund's Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------

The fund de-     MFS Total Return Portfolio
scribes its      The fund may invest without limit in ADRs and up to 20% of
investment ob-   its total assets in foreign securities.
jective and
its principal
investment
strategies and
risks under
"Fund Goals
and Strate-
gies."

This section
provides addi-
tional infor-
mation about
the fund's in-
vestments and
certain port-
folio manage-
ment tech-
niques the
fund may use.
More informa-
tion about the
fund's invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, the fund may
investments      invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convert-ible securities, receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity partici-pations.

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, the fund may
investments      invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible se-curities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                 The fund may invest in mortgage-backed and asset-backed secu-rities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

4  Travelers Series Fund

--------------------------------------------------------------------------------
   Fixed income
investments      Credit quality
(Cont'd.)        If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category.
                 The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

                 The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organiza-tion below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or pe-riods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market percep-tions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

--------------------------------------------------------------------------------

Foreign and      The fund may invest in foreign securities.
emerging
market
investments      Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in se-curities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                 Emerging market investments offer the potential of signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as cur-rency controls or seizure of private business or property may be more likely in emerging markets.

                                                        Travelers Series Fund  5

--------------------------------------------------------------------------------

Foreign and
emerging market
investments      Sovereign government and supranational debt
(Cond't.)
                 This fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

                 . Fixed income securities issued or guaranteed by
                   governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives      The fund may, but need not, use derivative contracts, such as
and hedging      futures and options on securities, securities indices or cur-
techniques       rencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the following purposes:

                 . To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

6  Travelers Series Fund

--------------------------------------------------------------------------------

Securities       The fund may engage in securities lending to increase its net
lending          investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securi-ties loaned. The risks in lending securities consist of pos-sible delay in receiving additional collateral, delay in re-covery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        The fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

-------------------------------------------------------------------------------

Portfolio        The fund may engage in active and frequent trading to achieve
turnover         its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the
                 fund's performance.
-------------------------------------------------------------------------------

Travelers Series Fund  7

Management

The manager

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation, which is an indirect wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion. TIA has engaged a subadviser to select investments for the fund for which TIA serves as manager.

TIA manages the investment operations of the fund covered in this Prospectus and receives for these services from the fund the fee indicated:

  -----------------------------------------------------------------------
                     Actual management fee
                     paid for the fiscal year  Contractual management
                     ended October 31, 1998    fee paid
                     (as a percentage          (as a percentage
                     of the fund's             of the fund's
   Fund              average daily net assets) average daily net assets)
  -----------------------------------------------------------------------
   MFS Total Return
   Portfolio                   0.80%                     0.80%
  ----------------------------------------------------------------------



The Subadviser and Portfolio Managers

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio managers, who are employed by the subadviser.

---------------------------------------------------------------------------------------
  Fund              Portfolio Manager and Subadviser       Business Experience
---------------------------------------------------------------------------------------
  MFS Total Return  David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio         Massachusetts Financial Services
                    Company
                    500 Boylston Street
                    Boston, MA 02116

                    Geoffrey L. Kurinsky (since inception) Senior Vice President, MFS.
                    MFS

                    Constantinos Mokas (since 1998)        Vice President, MFS.
                    MFS

                    Lisa B. Nurme (since inception)        Senior Vice President, MFS.
                    MFS

                    Maura A. Shaughnessy (since inception) Senior Vice President, MFS.
                    MFS
---------------------------------------------------------------------------------------

    Travelers Series Fund  8

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

Additional information about the subadviser

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $100 billion on behalf of 4 million investor accounts.

                                                        Travelers Series Fund  9

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

10  Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

                                                       Travelers Series Fund  11

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                              --------------------------------------------------
                                              MFS Total Return
                              --------------------------------------------------
                                1998      1997      1996     1995    1994(1)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  15.31  $  13.13  $  11.53  $  9.98  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)        0.32      0.38      0.33     0.45    0.13
 Net realized and unrealized
  gain (loss)                     1.36      2.27      1.62     1.15   (0.15)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       1.68      2.65      1.95     1.60   (0.02)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.28)    (0.29)    (0.27)   (0.05)     --
 Net realized gains              (0.48)    (0.18)    (0.08)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.76)    (0.47)    (0.35)   (0.05)     --
--------------------------------------------------------------------------------
Net asset value, end of year    $16.23  $  15.31  $  13.13  $ 11.53  $ 9.98
--------------------------------------------------------------------------------
Total return                     10.94%    20.64%    17.16%   16.12%  (0.20)%(3)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $462,274  $263,585  $134,529  $49,363  $8,504
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                     0.84%     0.86%     0.91%    0.95%   0.93%(4)
 Net investment income            3.32      3.54      3.82     4.40    3.51(4)
--------------------------------------------------------------------------------
Portfolio turnover rate            118%       99%      139%     104%     18%
--------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  ------------------------------------------------------------------------------
                                                                1995     1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income                $0.01  $0.06
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement         1.06%  2.51%(4)
  ------------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.

12  Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               MFS Total Return Portfolio

(Investment Company Act file no. 811-08372)

L-21239 2/99

Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                Equity Fund                   Fixed Income Fund
        ---------------------------      ----------------------------
         Alliance Growth Portfolio        MFS Total Return Portfolio


Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates to two of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

                   Fund Goals and Strategies           Page
                 ------------------------------------------
                   Alliance Growth Portfolio              2

                   MFS Total Return Portfolio             4

                   More on the Funds' Investments         6

                   Management                             9

                   Share Transactions                    11

                   Share Price                           11

                   Dividends, Distributions and Taxes    12

                   Financial Highlights                  13

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

------------------------------------
Fund Goals and Strategies
------------------------------------

Alliance Growth Portfolio

 Investment goal

 Long-term growth of capital.

 Key investments

 The fund invests primarily in equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stock, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

 The fund may also invest in fixed income securities for capital appreciation, including lower quality fixed income securities.
--------------------------------------------------------------------------------

                 Selection process

                 The subadviser emphasizes individual security selection while spreading investments among many industries and sectors. The subadviser identifies individual companies that it believes offer exceptionally high prospects for growth and uses qualitative analysis to control risk. The subadviser also over- and underweights particular industry sectors depending on the subadviser's outlook for each sector.

                 In selecting individual companies and sectors for investment the subadviser looks for the following:

                 . Favorable earnings outlook
                 . Above average growth rates at reasonable market valuations . Experienced and effective management
                 . High relative return on invested capital
                 . Strong financial condition
                 . Effective research, product development and marketing

2  Travelers Series Fund

Principal risks of investing in the fund

While investing in growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock markets decline.
 . Growth stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Russell 1000 Index, a broad-based unmanaged index of smaller capitalization stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % Total Return

1995     34.87%
1996     24.41%
1997     29.02%
1998     29.05%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 31.22% in 4th quarter 1998
Lowest: (17.35)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                    One   Since
                    year  inception
-----------------------------------------
Fund                29.05   27.58
Russell 1000 Index  27.02   27.47*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  3

---------------------------------
Fund Goals and Strategies
---------------------------------

MFS Total Return Portfolio

 Investment goals

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Key investments

 The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

--------------------------------------------------------------------------------

                 Selection process

                 Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                 . between 40%   . at least 25%
                   and 75% in      in non-
                   equity          convertible
                   securities      fixed income
                                   securities

                 Equity investments

                 The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                 . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                 . that generally have low price to book, price to sales
                   and/or price to earnings ratios
                 . with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                 The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                 Fixed income investments

                 The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

4  Travelers Series Fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995     25.70%
1996     14.51%
1997     21.18%
1998     11.67%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.
Principal risks of investing in the fund

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest: (4.06)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                       One   Since
                       year  inception
-----------------------------------------
Fund                   11.67   15.26
S&P 500 Index          28.60   28.03*
Lehman Brothers Index   9.47    9.22*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  5

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------
Each fund de-    Alliance Growth Portfolio
scribes its      Although the fund invests primarily in U.S. equity securi-
investment ob-   ties, it may also invest up to 25% of its assets in high
jective and      yield securities with no minimum credit quality restriction,
its principal    and may also invest up to 15% in foreign securities.
investment
strategies and
risks under
"Fund Goals
and Strate-
gies."

This section     MFS Total Return Portfolio
provides addi-   The fund may invest without limit in ADRs and up to 20% of
tional infor-    its total assets in foreign securities.
mation about
the funds' in-
vestments and
certain port-
folio manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).
--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of the
investments      funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, receipts and shares, trust cer-tificates, limited partnership interests, shares of other in-vestment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------
Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-
MFT Total        related securities, asset-backed securities, convertible se-
Return           curities, Eurodollar and Yankee dollar instruments, preferred
Portfolio and,   stocks and money market instruments. Fixed income securities
to a limited     may be issued by U.S. and foreign corporations or entities;
extent,          U.S. and foreign banks; the U.S. government, its agencies,
Alliance         authorities, instrumentalities or sponsored enterprises;
Growth           state and municipal governments; supranational organizations;
Portfolio        and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

MFS Total        The fund may invest in mortgage-backed and asset-backed secu-
Return           rities. Mortgage-related securities may be issued by private
Portfolio only   companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                 Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.


 6  Travelers Series Fund

--------------------------------------------------------------------------------
   Fixed income  Credit quality
investments
(cont'd.)        If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category.
                 A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------
                 High yield, lower quality securities

Alliance         Each of the funds may invest in fixed income securities that
Growth Portfo-   are high yield, lower quality securities rated by a rating
lio may invest   organization below its top four long term rating categories
in these secu-   or unrated securities determined by the manager or subadviser
rities primar-   to be of equivalent quality. The issuers of lower quality
ily for their    bonds may be highly leveraged and have difficulty servicing
capital growth   their debt, especially during prolonged economic recessions
potential        or periods of rising interest rates. The prices of lower
                 quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or eco-nomic conditions. Lower quality securities may become illiq-uid and hard to value in down markets.

--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities.
emerging
market           Investments in securities of foreign entities and securities
investments      quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

MFS Total        Emerging market investments offer the potential of signifi-
Return           cant gains but also involve greater risks than investing in
Portfolio only   more developed countries. Political or economic instability, lack of market liquidity and government actions such as cur-rency controls or seizure of private business or property may be more likely in emerging markets.

                 Sovereign government and supranational debt

MFS Total        This fund may invest in all types of fixed income securities
Return           of governmental issuers in all countries, including emerging
Portfolio only   markets. These sovereign debt securities may include:

                . Fixed income securities issued or guaranteed by
                  governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                . Participations in loans between emerging market governments and financial institutions.

Travelers Series Fund  7

--------------------------------------------------------------------------------

   Foreign and . Fixed income securities issued by government owned,
emerging         controlled or sponsored entities located in emerging market
market           countries.
investments    . Interests in entities organized and operated for the
(cont'd.)        purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------
Derivatives      Each fund may, but need not, use derivative contracts, such
and hedging      as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the following purposes:

                 . To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------



Securities       Each fund may engage in securities lending to increase its
lending          net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
--------------------------------------------------------------------------------
Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.
--------------------------------------------------------------------------------
Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
--------------------------------------------------------------------------------

8  Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation, which is an indirect wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

TIA manages the investment operations of the funds covered in this Prospectus (TIA funds) and receives for these services from each fund the fee indicated:

 -----------------------------------------------------------------------
                     Actual management fee
                     paid for the fiscal year  Contractual management
                     ended October 31, 1998    fee paid
                     (as a percentage          (as a percentage
                     of the fund's             of the fund's
   Fund              average daily net assets) average daily net assets)
 -----------------------------------------------------------------------
   Alliance Growth
   Portfolio                   0.80%                     0.80%
   MFS Total Return
   Portfolio                   0.80%                     0.80%
 -----------------------------------------------------------------------


The Subadvisers and Portfolio Managers

Each of the TIA funds' investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager(s), who are employed by the subadviser.

-------------------------------------------------------------------------------------------
  Fund              Portfolio Manager and Subadviser       Business Experience
-------------------------------------------------------------------------------------------
  Alliance Growth   Tyler Smith (since inception)          Senior Vice President, Alliance
  Portfolio         Alliance Capital Management L.P.       Capital.
                    1345 Avenue of the Americas
                    New York, New York 10105
-------------------------------------------------------------------------------------------
  MFS Total Return  David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio         Massachusetts Financial Services
                    Company
                    500 Boylston Street
                    Boston, MA 02116

                    Geoffrey L. Kurinsky (since inception) Senior Vice President, MFS.
                    MFS

                    Constantinos Mokas (since 1998)        Vice President, MFS.
                    MFS

                    Lisa B. Nurme (since inception)        Senior Vice President, MFS.
                    MFS

                    Maura A. Shaughnessy (since inception) Senior Vice President, MFS.
                    MFS
--------------------------------------------------------------------------------

                                                       Travelers Series Fund  9

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

Additional information about the subadvisers

Alliance Capital Management. Alliance is a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including approximately 249 fund portfolios. Alliance manages over $286 billion in assets.

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $100 billion on behalf of 4 million investor accounts.

10  Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

                                                       Travelers Series Fund  11

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

12  Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                            ---------------------------------------------------
                                             Alliance Growth
                            ---------------------------------------------------
                              1998      1997      1996      1995    1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $  20.82  $  16.30  $  13.28  $  10.65  $ 10.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)      0.11      0.05      0.04      0.14     0.06
 Net realized and
  unrealized gain               2.69      5.11      3.39      2.61     0.59
-------------------------------------------------------------------------------
Total income from
 operations                     2.80      5.16      3.43      2.75     0.65
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income         (0.04)    (0.02)    (0.09)    (0.02)      --
 Net realized gains            (1.44)    (0.62)    (0.32)    (0.10)      --
-------------------------------------------------------------------------------
Total distributions            (1.48)    (0.64)    (0.41)    (0.12)      --
-------------------------------------------------------------------------------
Net asset value, end of
 year                       $  22.14  $  20.82  $  16.30  $  13.28  $ 10.65
-------------------------------------------------------------------------------
Total return                   12.92%    32.59%    26.55%    26.18%    6.50%(3)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                    $774,942  $544,526  $294,596  $111,573  $17,086
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                   0.82%     0.82%     0.87%     0.90%    0.88%(4)
 Net investment income          0.59      0.32      0.39      1.24     1.47(4)
-------------------------------------------------------------------------------
Portfolio turnover rate           40%       66%       88%       78%      37%
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $3,500 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:
  ------------------------------------------------------------------------------
                                                                1995     1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income                $0.01   $0.03
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement         0.97%   1.76%(4)
  ------------------------------------------------------------------------------

(3) Not Annualized.
(4) Annualized.

                                                       Travelers Series Fund  13

For a share of capital stock outstanding throughout each year ended October 31.

                              --------------------------------------------------
                                              MFS Total Return
                              --------------------------------------------------
                                1998      1997      1996     1995    1994(1)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  15.31  $  13.13  $  11.53  $  9.98  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)        0.32      0.38      0.33     0.45    0.13
 Net realized and unrealized
  gain (loss)                     1.36      2.27      1.62     1.15   (0.15)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       1.68      2.65      1.95     1.60   (0.02)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.28)    (0.29)    (0.27)   (0.05)     --
 Net realized gains              (0.48)    (0.18)    (0.08)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.76)    (0.47)    (0.35)   (0.05)     --
--------------------------------------------------------------------------------
Net asset value, end of year    $16.23  $  15.31  $  13.13  $ 11.53  $ 9.98
--------------------------------------------------------------------------------
Total return                     10.94%    20.64%    17.16%   16.12%  (0.20)%(3)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $462,274  $263,585  $134,529  $49,363  $8,504
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                     0.84%     0.86%     0.91%    0.95%   0.93%(4)
 Net investment income            3.32      3.54      3.82     4.40    3.51(4)
--------------------------------------------------------------------------------
Portfolio turnover rate            118%       99%      139%     104%     18%
--------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  ------------------------------------------------------------------------------
                                                              1995      1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income              $0.01    $0.06
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement       1.06%    2.51%(4)
  ------------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.

14  Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Alliance Growth Portfolio

               MFS Total Return Portfolio

(Investment Company Act file no. 811-08372)

L-21314 2/99

Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                Equity Fund                   Fixed Income Fund
        ---------------------------      ----------------------------
       Alliance Growth Portfolio         Putnam Diversified Income Portfolio

                                            MFS Total Return Portfolio


Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates to three of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

                   Fund Goals and Strategies            Page
                 -------------------------------------------

                   Alliance Growth Portfolio               2

                   MFS Total Return Portfolio              4

                   Putnam Diversified Income Portfolio     6

                   More on the Funds' Investments          8

                   Management                             12

                   Share Transactions                     14

                   Share Price                            14

                   Dividends, Distributions and Taxes     15

                   Financial Highlights                   16

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------
Fund Goals and Strategies
--------------------------------------------------------------------------------

 Alliance Growth Portfolio

 Investment goal

 Long-term growth of capital.

 Key investments

 The fund invests primarily in equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stock, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

 The fund may also invest in fixed income securities for capital appreciation, including lower quality fixed income securities.
--------------------------------------------------------------------------------

                 Selection process

                 The subadviser emphasizes individual security selection while spreading investments among many industries and sectors. The subadviser identifies individual companies that it believes offer exceptionally high prospects for growth and uses qualitative analysis to control risk. The subadviser also over- and underweights particular industry sectors depending on the subadviser's outlook for each sector.

                 In selecting individual companies and sectors for investment the subadviser looks for the following:

                 . Favorable earnings outlook
                 . Above average growth rates at reasonable market valuations . Experienced and effective management
                 . High relative return on invested capital
                 . Strong financial condition
                 . Effective research, product development and marketing

2  Travelers Series Fund

Principal risks of investing in the fund

While investing in growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock markets decline.
 . Growth stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Russell 1000 Index, a broad-based unmanaged index of smaller capitalization stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995       34.87%
1996       24.41%
1997       29.02%
1998       29.05%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 31.22% in 4th quarter 1998
Lowest: (17.35)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                         One   Since
                         year  inception
-----------------------------------------
Fund                     29.05   27.58
Russell 1000 Index       27.02   27.47*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  3

-------------------------------------------------
Fund Goals and Strategies
-------------------------------------------------

MFS Total Return Portfolio

 Investment goals

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Key investments

 The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

--------------------------------------------------------------------------------

                 Selection process

                 Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                 . between 40%   . at least 25%
                   and 75% in      in non-
                   equity          convertible
                   securities      fixed income
                                   securities

                 Equity investments

                 The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                 . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                 . that generally have low price to book, price to sales
                   and/or price to earnings ratios
                 . with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                 The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                 Fixed income investments

                 The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

4  Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995     25.70%
1996     14.51%
1997     21.18%
1998     11.67%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest: (4.06)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                       One   Since
                       year  inception
-----------------------------------------
Fund                   11.67   15.26
S&P 500 Index          28.60   28.03*
Lehman Brothers Index   9.47    9.22*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  5

--------------------------------------
Fund Goals and Strategies
--------------------------------------

Putnam Diversified Income Portfolio

 Investment goal

 High current income consistent with preservation of capital.

 Key investments

 The fund invests primarily in debt securities of U.S. and foreign governments and corporations.

 Credit Quality: The fund may invest in securities with a wide range of credit qualities depending on the particular sector of the fixed income securities market in which the manager invests.

 Duration: The Fund's duration will generally vary from 3 to 7 years depending on market conditions and the subadviser's outlook for interest rates. Individual securities may be of any duration.

--------------------------------------------------------------------------------

                 Selection process

                 The subadviser combines "top down" and "bottom up" investment styles, with an emphasis on active sector strategies. The subadviser believes that actively allocating the fund's investments among sectors of the fixed income securities markets, as opposed to investing in any one sector, will better enable the fund to control risk while pursuing its objective of high current income.

                 The subadviser allocates its investment among the following three sectors of the fixed income securities market:

                 . A U.S. Government Sector, consisting primarily of
                   securities of the U.S. government, its agencies and instrumentalities and related options, futures and repurchase agreements. The subadviser allocates at least 20% of the fund to the U.S. Government Sector;
                 . A High Yield Sector, consisting primarily of high yielding, lower-rated, high risk U.S. and foreign corporate fixed-income securities commonly called "junk bonds"; and
                 . An International Sector, consisting primarily of
                   obligations of foreign governments, their agencies and instrumentalities, supranational entities, and foreign corporations, including issuers in emerging markets, and related options and futures.

                 The subadviser over- and underweights investments in each sector depending on the subadviser's views on economic, interest rate and political trends. The subadviser utilizes proprietary techniques to organize and rank opportunities presented by the various sectors.

                 In making sector allocations, the subadviser evaluates:

                 . Capital flows    . Default trends
                 . Political        . Interest rate forecasts
                   trends

                 Specialists managing each sector then select individual securities within each sector that represent risk/return opportunities believed optimal. In selecting securities for investment, the subadviser looks for favorable yield, maturity, issue classification and quality characteristics.

6  Travelers Series Fund

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . An unhedged currency in which a security is priced declines in value relative to the U.S. dollar
 . The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index and the Salomon Brothers Non-U.S. World Government Bond Index, both of which are broad-based unmanaged indices. (The Lehman index consists of a variety of domestically issued bonds. The Salomon index consists of foreign government bonds.) Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995     17.49%
1996      8.14%
1997      7.69%
1998      0.67%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 4.97% in 1st quarter 1995
Lowest: (3.34)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                        One   Since
                        year  inception
-----------------------------------------
Fund                     0.67   7.65
Lehman Brothers Index    8.69   9.07*
Salomon Brothers Index  17.79   8.34*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  7

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------

Each fund de-    Alliance Growth Portfolio
scribes its      Although the fund invests primarily in U.S. equity securi-
investment ob-   ties, it may also invest up to 25% of its assets in high
jective and      yield securities with no minimum credit quality restriction,
its principal    and may also invest up to 15% in foreign securities.
investment
strategies and
risks under
"Fund Goals
and Strate-
gies."

This section     MFS Total Return Portfolio
provides addi-   The fund may invest without limit in ADRs and up to 20% of
tional infor-    its total assets in foreign securities.
mation about
the funds' in-
vestments and
certain port-
folio manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity
Alliance         securities include exchange-traded and over-the-counter (OTC)
Growth and MFS   common and preferred stocks, warrants, rights, investment
Total Return     grade convertible securities, receipts and shares, trust cer-
Portfolios       tificates, limited partnership interests, shares of other in-
                 vestment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-
Both fixed in-   related securities, asset-backed securities, convertible se-
come funds       curities, Eurodollar and Yankee dollar instruments, preferred
and, to a lim-   stocks and money market instruments. Fixed income securities
ited extent,     may be issued by U.S. and foreign corporations or entities;
the Alliance     U.S. and foreign banks; the U.S. government, its agencies,
Growth Portfo-   authorities, instrumentalities or sponsored enterprises;
lio              state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

MFS Total        Each of these funds may invest in mortgage-backed and asset-
Return and       backed securities. Mortgage-related securities may be issued
 Putnam          by private companies or by agencies of the U.S. government
Diversified      and represent direct or indirect participations in, or are
Income           collateralized by and payable from, mortgage loans secured by
Portfolios       real property. Asset-backed securities represent participa-
                 tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.


8  Travelers Series Fund

--------------------------------------------------------------------------------

Fixed income     Credit quality
investments
(cont'd.)        If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category.
                 A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

All funds        Each of the funds may invest in fixed income securities that are high yield, lower quality securities rated by a rating
Alliance         organization below its top four long term rating categories
Growth Portfo-   or unrated securities determined by the manager or subadviser
lio may invest   to be of equivalent quality. The issuers of lower quality
in these secu-   bonds may be highly leveraged and have difficulty servicing
rities primar-   their debt, especially during prolonged economic recessions
ily for their    or periods of rising interest rates. The prices of lower
capital growth   quality securities are volatile and may go down due to market
potential        perceptions of deteriorating issuer credit-worthiness or eco-
                 nomic conditions. Lower quality securities may become illiq-uid and hard to value in down markets.

--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities.
emerging
market
investments
                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

MFS Total        Emerging market investments offer the potential of signifi-
Return and       cant gains but also involve greater risks than investing in
Putnam           more developed countries. Political or economic instability,
Diversified      lack of market liquidity and government actions such as cur-
Income           rency controls or seizure of private business or property may
Portfolios       be more likely in emerging markets.
only

--------------------------------------------------------------------------------

                 Sovereign government and supranational debt

MFS Total        These funds may invest in all types of fixed income securi-
Return and       ties of governmental issuers in all countries, including
Putnam           emerging markets. These sovereign debt securities may in-
Diversified      clude:
Income
Portfolios       . Fixed income securities issued or guaranteed by
only governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

--------------------------------------------------------------------------------

                                                        Travelers Series Fund  9

--------------------------------------------------------------------------------

   Foreign and    . Participations in loans between emerging market governments
emerging           and financial institutions.
market            . Fixed income securities issued by government owned,
investments        controlled or sponsored entities located in emerging market
(cont'd.)          countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community
                   (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives Each fund may, but need not, use derivative contracts, such and hedging as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the following purposes:

                 . To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities        Each fund may engage in securities lending to increase its
lending           net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.


10  Travelers Series Fund

--------------------------------------------------------------------------------


Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.


--------------------------------------------------------------------------------


                                                       Travelers Series Fund  11

Management

The manager

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation, which is an indirect wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

TIA manages the investment operations of the funds covered in this Prospectus (TIA funds) and receives for these services from each fund the fee indicated:

--------------------------------------------------------------------------
                       Actual management fee
                       paid for the fiscal year  Contractual management
                       ended October 31, 1998    fee paid
                       (as a percentage          (as a percentage
                       of the fund's             of the fund's
   Fund                average daily net assets) average daily net assets)
--------------------------------------------------------------------------
   Alliance Growth
   Portfolio                     0.80%                     0.80%
   MFS Total Return
   Portfolio                     0.80%                     0.80%
   Putnam Diversified
   Income Portfolio              0.75%                     0.75%
--------------------------------------------------------------------------

12  Travelers Series Fund

The Subadvisers and Portfolio Managers

Each of the TIA funds' investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager(s), who are employed by the subadviser.

---------------------------------------------------------------------------------------------
  Fund                Portfolio Manager and Subadviser       Business Experience
---------------------------------------------------------------------------------------------
  Alliance Growth     Tyler Smith (since inception)          Senior Vice President, Alliance
  Portfolio           Alliance Capital Management L.P.       Capital.
                      1345 Avenue of the Americas
                      New York, New York 10105
---------------------------------------------------------------------------------------------
  MFS Total Return    David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio           Massachusetts Financial Services
                      Company
                      500 Boylston Street
                      Boston, MA 02116

                      Geoffrey L. Kurinsky (since inception) Senior Vice President, MFS.
                      MFS

                      Constantinos Mokas (since 1998)        Vice President, MFS.
                      MFS

                      Lisa B. Nurme (since inception)        Senior Vice President, MFS.
                      MFS

                      Maura A. Shaughnessy (since inception) Senior Vice President, MFS.
                      MFS
---------------------------------------------------------------------------------------------
  Putnam Diversified  Jennifer Evans Leichter (since 1998)   Managing Director and Chief
  Income Portfolio    Putnam Investment Management, Inc.     Investment Officer, Corporate
                      One Post Office Square                 Credit Group, Putnam Management.
                      Boston, MA 02109
---------------------------------------------------------------------------------------------

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

Additional information about the subadvisers

Alliance Capital Management. Alliance is a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including approximately 249 fund portfolios. Alliance manages over $286 billion in assets.


Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $100 billion on behalf of 4 million investor accounts.

Putnam Investment Management, Inc. Putnam has managed mutual funds since 1937. Putnam and its affiliates manage approximately $290 billion in assets.

                                                       Travelers Series Fund  13

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

14  Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

                                                       Travelers Series Fund  15

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                             ---------------------------------------------------
                                             Alliance Growth
                             ---------------------------------------------------
                              1998      1997      1996      1995    1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $  20.82  $  16.30  $  13.28  $  10.65  $ 10.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)      0.11      0.05      0.04      0.14     0.06
 Net realized and
  unrealized gain               2.69      5.11      3.39      2.61     0.59
-------------------------------------------------------------------------------
Total income from
 operations                     2.80      5.16      3.43      2.75     0.65
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income         (0.04)    (0.02)    (0.09)    (0.02)      --
 Net realized gains            (1.44)    (0.62)    (0.32)    (0.10)      --
-------------------------------------------------------------------------------
Total distributions            (1.48)    (0.64)    (0.41)    (0.12)      --
-------------------------------------------------------------------------------
Net asset value, end of
 year                       $  22.14  $  20.82  $  16.30  $  13.28  $ 10.65
-------------------------------------------------------------------------------
Total return                   12.92%    32.59%    26.55%    26.18%    6.50%(3)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                    $774,942  $544,526  $294,596  $111,573  $17,086
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                   0.82%     0.82%     0.87%     0.90%    0.88%(4)
 Net investment income          0.59      0.32      0.39      1.24     1.47(4)
-------------------------------------------------------------------------------
Portfolio turnover rate           40%       66%       88%       78%      37%
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $3,500 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

-------------------------------------------------------------------------------
                                                                1995    1994
-------------------------------------------------------------------------------
Per Share Decreases in Net Investment Income                  $0.01  $0.03
-------------------------------------------------------------------------------
Expense Ratios Without Fee Waivers and Reimbursement           0.97%  1.76%(4)
-------------------------------------------------------------------------------

(3) Not Annualized.
(4) Annualized.

16  Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                              --------------------------------------------------
                                              MFS Total Return
                              --------------------------------------------------
                                1998      1997      1996     1995    1994(1)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  15.31  $  13.13  $  11.53  $  9.98  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)        0.32      0.38      0.33     0.45    0.13
 Net realized and unrealized
  gain (loss)                     1.36      2.27      1.62     1.15   (0.15)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       1.68      2.65      1.95     1.60   (0.02)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.28)    (0.29)    (0.27)   (0.05)     --
 Net realized gains              (0.48)    (0.18)    (0.08)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.76)    (0.47)    (0.35)   (0.05)     --
--------------------------------------------------------------------------------
Net asset value, end of year    $16.23  $  15.31  $  13.13  $ 11.53  $ 9.98
--------------------------------------------------------------------------------
Total return                     10.94%    20.64%    17.16%   16.12%  (0.20)%(3)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $462,274  $263,585  $134,529  $49,363  $8,504
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                     0.84%     0.86%     0.91%    0.95%   0.93%(4)
 Net investment income            3.32      3.54      3.82     4.40    3.51(4)
--------------------------------------------------------------------------------
Portfolio turnover rate            118%       99%      139%     104%     18%
--------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

--------------------------------------------------------------------------------
                                                              1995      1994
--------------------------------------------------------------------------------
Per Share Decreases in Net Investment Income                 $0.01    $0.06
--------------------------------------------------------------------------------
Expense Ratios Without Fee Waivers and Reimbursement          1.06%    2.51%(4)
--------------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.

                                                       Travelers Series Fund  17

For a share of capital stock outstanding throughout each year ended October 31.

                               -------------------------------------------------
                                           Putnam Diversified Income
                               -------------------------------------------------
                                 1998       1997    1996(1)   1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $12.31   $  11.99  $ 11.46  $ 10.18  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (3)         0.57       0.67     0.78     0.79    0.23
 Net realized and unrealized
  gain (loss)                     (0.62)      0.30     0.27     0.58   (0.05)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       (0.05)      0.97     1.05     1.37    0.18
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.42)     (0.56)   (0.39)   (0.09)     --
 Net realized gains               (0.14)     (0.09)   (0.13)      --      --
--------------------------------------------------------------------------------
Total distributions               (0.56)     (0.65)   (0.52)   (0.09)     --
--------------------------------------------------------------------------------
Net asset value, end of year     $11.70   $  12.31  $ 11.99  $ 11.46  $10.18
--------------------------------------------------------------------------------
Total return                      (0.65)%     8.44%    9.43%   13.55%   1.80%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $156,895   $121,601  $81,076  $31,514  $6,763
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                      0.87%      0.88%    0.96%    0.97%   0.98%(5)
 Net investment income             7.48       6.99     7.57     7.53    6.14(5)
--------------------------------------------------------------------------------
Portfolio turnover rate             191%       253%    2.55%     276%     20%
--------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $19,028 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the fund would have been as follows:

--------------------------------------------------------------------------------
                                                                1995    1994
--------------------------------------------------------------------------------
Per Share Decreases in Net Investment Income                   $0.04  $0.07
--------------------------------------------------------------------------------
Expense Ratios Without Fee Waivers and Reimbursement            1.31%  2.92%(5)
--------------------------------------------------------------------------------

(4) Not annualized.
(5) Annualized.

18  Travelers Series Fund

                    This page intentionally left blank

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Alliance Growth Portfolio

               MFS Total Return Portfolio

               Putnam Diversified Income Portfolio

(Investment Company Act file no. 811-08372)

L-21096 2/99

Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                Equity Funds                  Fixed Income Fund
        ---------------------------      ----------------------------
        Smith Barney International        Smith Barney Money Market
           Equity Portfolio                      Portfolio

         Smith Barney Large Cap
            Value Portfolio



Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

-----------------------------------------------------------
     Contents
-----------------------------------------------------------


Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates to three of those funds. Each fund offers different levels of potential return and involves different levels of risk.

--------------------------------------------------------------------------------

                   Fund Goals and Strategies                    Page
                 ---------------------------------------------------
                   Smith Barney International Equity Portfolio     2

                   Smith Barney Large Cap Value Portfolio          4

                   Smith Barney Money Market Portfolio             6

                   More on the Funds' Investments                  8

                   Management                                     12

                   Share Transactions                             14

                   Share Price                                    14

                   Dividends, Distributions and Taxes             15

                   Financial Highlights                           16

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

-----------------------------------------------------------
     Fund Goals and Strategies
-----------------------------------------------------------

Smith Barney International Equity Portfolio

 Investment goal

 Total return on its assets from growth of capital and income.

 Key investments

 The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.

--------------------------------------------------------------------------------

                 Selection process

                 The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                 In selecting individual companies for investment, the manager looks for:

                 . Above average earnings growth
                 . High relative return on invested capital
                 . Experienced and effective management
                 . Competitive advantages
                 . Strong financial condition
                 . The range of individual investment opportunities

                 By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                 In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                 . Low or decelerating inflation which creates a favorable
                   environment for securities markets
                 . Stable government with policies that encourage economic
                   growth, equity investment and development of securities markets
                 . Currency stability

2 Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE-GDP Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % Total Return

                            1995            11.26%
                            1996            17.72%
                            1997             2.71%
                            1998             6.51%

                       Calendar years ended December 31


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.


Quarterly returns:

Highest:14.02% in 4th quarter 1998
Lowest:(19.72)% in 3rd quarter 1998



Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------

                        One    Since
                        year   inception
-----------------------------------------
Fund                    6.51        7.29
MSCI Index             27.12       11.37*
-----------------------------------------

* Index comparisons begin on June 30, 1994

                                                         Travelers Series Fund 3

-----------------------------------------------------------
 Fund Goals and Strategies
-----------------------------------------------------------

Smith Barney Large Cap Value Portfolio

 Investment goal

 Current income and long-term growth of income and capital.

 Key investments

 The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

--------------------------------------------------------------------------------

                 Selection process

                 The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                 . Low market valuations measured by the manager's valuation models
                 . Above average dividend yields and established dividend
                   records
                 . High return on invested capital and strong cash flow
                 . Liquidity

                 Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes would accelerate earnings.

                 These catalysts include positive changes in earnings prospects because of:

                 . New management
                 . Effective research, product development and marketing
                 . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

4 Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % Total Return

                            1995            30.08%
                            1996            19.79%
                            1997            26.63%
                            1998             9.82%

Calendar years ended December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:13.92% in 4th quarter 1998
Lowest:(12.87)% in 3rd quarter 1998



Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------

                        One    Since
                        year   inception
-----------------------------------------
Fund                    9.82       18.84
S&P 500 Index          28.60       28.03*
-----------------------------------------

* Index comparisons begin on June 30, 1994

                                                         Travelers Series Fund 5

 -----------------------------------------
 Fund Goals and Strategies
 -----------------------------------------

Smith Barney Money Market Portfolio

 Investment goal

 Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.

 Key investments

 The fund invests exclusively in high quality U.S. dollar denominated short term debt securities. These include commercial paper, corporate and municipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in se-curities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in securities having remaining effective maturities of 397 days or less, and maintains a dollar-weighted portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

                 Selection process


                 In selecting investments for the fund, the manager looks for:

                 . The best relative values based on an analysis of interest rate sensitivity, yield and price.
                 . Issuers offering minimal credit risk.
                 . Maturities consistent with the manager's outlook for
                   interest rates.


6 Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

 . Interest rates rise sharply.
 . An issuer of the fund's securities defaults, or has its credit rating downgraded.
 . Sectors or issuers the fund has emphasized fail to perform as expected. . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR GRAPH APPEARS HERE]

                             1995            5.43%
                             1996            4.94%
                             1997            5.09%
                             1998            5.04%


                       Calendar years ended December 31


The bar chart shows the performance of the Fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:1.37% in 2nd quarter 1995
Lowest:1.15% in 4th quarter 1994

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------

                        One     Since
                        year    inception
-----------------------------------------
Fund                    5.04        5.02
Treasury bill           5.06        5.28*
-----------------------------------------

* Index comparison begins on June 30, 1994.

The fund's 7-day yield as of December 31, 1998 was 4.63%. Call toll free 1-877-795-2703 for the fund's current 7-day yield.

                                                         Travelers Series Fund 7

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------

Each fund describes its investment objective and its principal investment strategies and risks under "Fund Goals and Strategies."

This section provides additional information about the funds' investments and certain portfolio management techniques the funds may use. More information about the funds' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).

Smith Barney International Equity Portfolio The fund may invest up to 20% of its assets in debt securities of any credit quality or maturity of foreign corporate and governmental issuers, as well as U.S. government securities and money market obligations of U.S. and foreign corporate issuers.

--------------------------------------------------------------------------------

8 Travelers Series Fund

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC)
Each equity      common and preferred stocks, warrants, rights, investment
fund             grade convertible securities, receipts and shares, trust
                 certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-
The fixed in-    related securities, asset-backed securities, convertible
come fund and,   securities, Eurodollar and Yankee dollar instruments, preferred
to a limited     stocks and money market instruments. Fixed income securities
extent, each     may be issued by U.S. and foreign corporations or entities;
equity fund      U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------








--------------------------------------------------------------------------------

                                                         Travelers Series Fund 9

--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities, although the
emerging         foreign investments of Smith Barney Money Market Portfolio are
market           limited to U.S. dollar denominated investments issued by
investments      foreign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Smith Barney     Emerging market investments offer the potential of significant
International    gains but also involve greater risks than investing in more
Equity           developed countries. Political or economic instability, lack
Portfolio only   of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

--------------------------------------------------------------------------------

Derivatives      Each fund may, but need not, use derivative contracts, such
and hedging      as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency
                 contracts; and interest rate or currency swaps for any of the
All funds        following purposes:
except Smith
Barney Money     . To hedge against the economic impact of adverse changes in
Market Portfolio   the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.
                 The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities       Each fund may engage in securities lending to increase its
lending          net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

10 Travelers Series Fund

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------


Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.

--------------------------------------------------------------------------------

                                                        Travelers Series Fund 11

Management

The manager

SSBC Fund Management Inc. (SSBC) is each fund's manager.

SSBC is a wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSBC is located at 388 Greenwich Street, New York, New York 10013. SSBC acts as investment manager to investment companies having aggregate assets of approximately $115 billion.

SSBC manages the investment operations of the funds covered in this Prospectus (Smith Barney funds) and receives from each fund for these services the fee indicated:

  ----------------------------------------------------------------------------

                           Actual management fee
                           paid for the fiscal year  Contractual
                           ended October 31, 1998    management fee paid
                           (as a percentage          (as a percentage
                           of the fund's             of the fund's
   Fund                    average daily net assets) average daily net assets)
  ----------------------------------------------------------------------------
   Smith Barney
   International Equity
   Portfolio                         0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                   0.65%                     0.65%
   Smith Barney Money
   Market Portfolio                  0.50%                     0.50%*
  ----------------------------------------------------------------------------

   * Prior to March 11, 1998, the annual management fee paid to SSBC was 0.60% of the average daily net assets of the fund.



12 Travelers Series Fund

Portfolio Managers

The table below sets forth the name and business experience of each fund's portfolio manager(s).

---------------------------------------------------------------------------------------------------
  Fund                    Portfolio Manager and Subadviser       Business Experience
---------------------------------------------------------------------------------------------------
  Smith Barney            James Conheady (since inception)       Investment Officer, SSBC; Vice
  International Equity    SSBC                                   President, Travelers Series Fund;
  Portfolio               388 Greenwich Street                   Managing Director, Salomon Smith
                          New York, New York 10013               Barney.

                          Jeffrey Russell (since inception)      Investment Officer, SSBC; Vice
                          SSBC                                   President, Travelers Series Fund;
                                                                 Managing Director, Salomon Smith
                                                                 Barney.
--------------------------------------------------------------------------------------------------

  Smith Barney Large Cap  Ellen Cardozo Sonsino (since 1998)     Investment Officer, SSBC;
  Value Portfolio         SSBC                                   Managing Director and Senior
                          388 Greenwich Street,                  Equity Portfolio Manager, Salomon
                          New York, New York 10013               Smith Barney.
--------------------------------------------------------------------------------------------------

  Smith Barney Money      Martin Hanley (since inception)        Investment Officer, SSBC; Vice
  Market Portfolio        SSBC                                   President, Salomon Smith Barney.
                          388 Greenwich Street
                          New York, New York 10013
--------------------------------------------------------------------------------------------------

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.



                                                        Travelers Series Fund 13

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.



14 Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



                                                        Travelers Series Fund 15

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                          -----------------------------------------------------
                              Smith Barney International Equity
                          -----------------------------------------------------
                            1998       1997      1996     1995      1994(1)
-------------------------------------------------------------------------------
Net asset value,
 beginning of year        $  13.23   $  12.18  $  10.48  $ 10.55    $ 10.00
-------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income
  (loss)(2)                   0.05       0.01      0.02     0.03(3)   (0.03)
 Net realized and
  unrealized gain (loss)     (0.68)      1.05      1.69    (0.10)      0.58
-------------------------------------------------------------------------------
Total income (loss) from
 operations                  (0.63)      1.06      1.71    (0.07)      0.55
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income          --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Total distributions             --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Net asset value, end of
 year                     $  12.60   $  13.23  $  12.18  $ 10.48    $ 10.55
-------------------------------------------------------------------------------
Total return                 (4.76)%     8.73%    16.36%   (0.66)%     5.50%(4)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                  $224,207   $219,037  $143,323  $53,538    $13,811
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                 1.00%      1.01%     1.10%    1.44%      1.20%(5)
 Net investment income
  (loss)                      0.37       0.09      0.23     0.25      (0.73)(5)
-------------------------------------------------------------------------------
 Portfolio turnover rate        34%        38%       41%      29%        --
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The manager waived part of its fees for the period ended October 31, 1994 for the fund. If such fees were not waived the effect of the per share increase in net investment loss for the fund would have been $0.03 and the ratio of expenses to average net assets would have been 2.00%(5).

    In addition, during the years ended October 31, 1995 and 1996, the fund earned credits from the custodian, which reduces service fees incurred. If the credits are taken into consideration the expense ratios for these periods were 1.21% and 1.05%, respectively. Figures before October 31, 1995 have not been restated to reflect these adjustments.

(3) Includes realized gains and losses from foreign currency transactions.
(4) Not annualized.
(5) Annualized.



16 Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                          -----------------------------------------------------
                                     Smith Barney Large Cap Value
                          -----------------------------------------------------
                              1998(1)     1997      1996     1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  17.90  $  14.84  $  12.12  $ 10.14  $10.00
--------------------------------------------------------------------------------
Income from operations:
 Net investment income (3)        0.31      0.25      0.32     0.28    0.11
 Net realized and unrealized
  gain                            1.47      3.16      2.62     1.76    0.03
--------------------------------------------------------------------------------
Total income from operations      1.78      3.41      2.94     2.04    0.14
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.21)    (0.18)    (0.17)   (0.06)     --
 Net realized gains              (0.53)    (0.17)    (0.05)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.74)    (0.35)    (0.22)   (0.06)     --
--------------------------------------------------------------------------------
Net asset value, end of year  $  18.94  $  17.90  $  14.84  $ 12.12  $10.14
--------------------------------------------------------------------------------
Total return                      9.65%    23.38%    24.55%   20.21%   1.40%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $423,570  $287,333  $138,712  $39,364  $6,377
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (3)                     0.68%     0.69%     0.73%    0.73%   0.73%(5)
 Net investment income            1.59      2.01      2.35     2.70    2.82  (5)
--------------------------------------------------------------------------------
Portfolio turnover rate             36%       46%       32%      38%      2%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,120 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -----------------------------------------
                           1995   1994
  -----------------------------------------
   Per Share Decreases in
   Net Investment Income   $0.02  $0.05
  -----------------------------------------
   Expense Ratios Without
   Fee Waivers and
   Reimbursement            0.94%  2.08%(5)
  -----------------------------------------

(4) Not annualized.
(5) Annualized.



                                                        Travelers Series Fund 17

For a share of capital stock outstanding throughout each year ended October 31.

                              -------------------------------------------------
                                       Smith Barney Money Market
                              -------------------------------------------------
                                 1998      1997     1996     1995    1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $   1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)        0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Total income from operations      0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Total distributions              (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Net asset value, end of year      $1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Total return                       5.11%     5.05%    5.05%    5.35%   1.46%(3)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $164,677  $111,168  $99,150  $37,487  $5,278
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                      0.64%     0.65%    0.65%    0.65%   0.66%(4)
 Net investment income             4.99      4.94     4.86     5.26    3.83(4)
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees with respect to the fund for the years ended October 31, 1997, 1996 and 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $15,423 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expense to average net assets of the fund would have been as follows:

  -----------------------------------------------------------------------------
                                            1997      1996    1995    1994
  -----------------------------------------------------------------------------
   Per Share Decreases in Net Investment
   Income                                  $0.000(5) $0.001  $0.003  $0.005
  -----------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and
   Reimbursement                             0.67%     0.74%   0.94%   2.11%(4)
  -----------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.
(5) Amount represents less than $0.001.



18 Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Smith Barney International Equity Portfolio
               Smith Barney Large Cap Value Portfolio

               Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)

2/99

Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                Equity Funds                  Fixed Income Fund
        ---------------------------      ----------------------------
        Smith Barney International        Smith Barney High Income
           Equity Portfolio                       Portfolio

         Smith Barney Large Cap           Smith Barney Money Market
            Value Portfolio                      Portfolio



Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates to four of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

                   Fund Goals and Strategies                    Page
                 ---------------------------------------------------
                   Smith Barney International Equity Portfolio     2

                   Smith Barney Large Cap Value Portfolio          4

                   Smith Barney High Income Portfolio              6

                   Smith Barney Money Market Portfolio             8

                   More on the Funds' Investments                 10

                   Management                                     13

                   Share Transactions                             15

                   Share Price                                    15

                   Dividends, Distributions and Taxes             16

                   Financial Highlights                           17

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------
Fund Goals and Strategies
--------------------------------

Smith Barney International Equity Portfolio

 Investment goal

 Total return on its assets from growth of capital and income.

 Key investments

 The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.
--------------------------------------------------------------------------------

                 Selection process

                 The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                 In selecting individual companies for investment, the manager looks for:

                 . Above average earnings growth
                 . High relative return on invested capital
                 . Experienced and effective management
                 . Competitive advantages
                 . Strong financial condition
                 . The range of individual investment opportunities

                 By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                 In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                 . Low or decelerating inflation which creates a favorable
                   environment for securities markets
                 . Stable government with policies that encourage economic
                   growth, equity investment and development of securities markets
                 . Currency stability

2  Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE-GDP Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR GRAPH APPEARS HERE]

% Total Return

1995     11.26%
1996     17.72%
1997      2.71%
1998      6.51%

Calendar years ended December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 14.02% in 4th quarter 1998
Lowest: (19.72)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                          One   Since
                          year  inception
-----------------------------------------
Fund                       6.51    7.29
MSCI Index                27.12   11.37*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  3

--------------------------------------
Fund Goals and Strategies
--------------------------------------

Smith Barney Large Cap Value Portfolio

 Investment goal

 Current income and long-term growth of income and capital.

 Key investments

 The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.
--------------------------------------------------------------------------------

                 Selection process

                 The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                 . Low market valuations measured by the manager's valuation models
                 . Above average dividend yields and established dividend
                   records
                 . High return on invested capital and strong cash flow
                 . Liquidity

                 Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes would accelerate earnings.

                 These catalysts include positive changes in earnings prospects because of:

                 . New management
                 . Effective research, product development and marketing
                 . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

4  Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

% Total Return

1995     30.08%
1996     19.79%
1997     26.63%
1998      9.82%

Calendar years ended December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 13.92% in 4th quarter 1998
Lowest: (12.87)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                          One   Since
                          year  inception
-----------------------------------------
Fund                      9.82   18.84
S&P 500 Index            28.60   28.03*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  5

------------------------------------
Fund Goals and Strategies
------------------------------------

Smith Barney High Income Portfolio

 Investment goal

 Primary: High current income    Secondary: Capital appreciation

 Key investments

 The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

 Credit Quality: The fund invests primarily in below investment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securities of comparable quality. Below investment grade securities are commonly known as "junk bonds."

 Maturity: Although the fund may invest in securities of any maturity, under current market conditions, the fund intends to have an average remaining maturity of between five and ten years.
--------------------------------------------------------------------------------

                 Selection process

                 In selecting securities, the manager considers and compares the relative yields of various types of obligations. The manager seeks to maximize current income by generally purchasing securities of lower credit quality, but offering higher current yield. In selecting securities for the fund, the manager employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time.

                 The manager looks for:

                 . "Fallen angels" or companies that are repositioning in the marketplace which the manager believes are temporarily undervalued, and
                 . Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time

                 The manager selects individual debt securities by comparing yield, maturity, issue classification and quality characteristics. Investments in these companies may increase the fund's potential for capital appreciation and reduce the fund's credit risk exposure.

                 The manager also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities exhibiting characteristics as described above.

6  Travelers Series Fund

Principal risks of investing in the fund

While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Interest rates go up, causing the prices of debt securities in the fund to fall.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Salomon Brothers Intermediate High Yield Index ("Salomon Index") and the Bear Stearns High Yield Index ("Bear Stearns Index"), both of which are broad-based indices of high yield corporate bonds. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

% Total Return

1995    19.18%
1996    13.13%
1997    13.85%
1998     0.44%

Calendar years ended December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 5.35% in 2nd quarter 1997
Lowest: (5.79)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                    One  Since
                    year inception
-----------------------------------------
Fund                0.44    9.86
Salomon Index       3.60   10.74*
Bear Stearns Index  2.08   10.85*
-----------------------------------------
*Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  7

-----------------------------------
Fund Goals and Strategies
-----------------------------------

Smith Barney Money Market Portfolio

 Investment goal

 Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.

 Key investments

 The fund invests exclusively in high quality U.S. dollar denominated short term debt securities. These include commercial paper, corporate and municipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in securities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in securities having remaining effective maturities of 397 days or less, and maintains a dollar-weighted portfolio maturity of 90 days or less.
--------------------------------------------------------------------------------

                 Selection process

                 In selecting investments for the fund, the manager looks for:

                 . The best relative values based on an analysis of interest rate sensitivity, yield and price.
                 . Issuers offering minimal credit risk.
                 . Maturities consistent with the manager's outlook for
                   interest rates.


8  Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

 . Interest rates rise sharply.
 . An issuer of the fund's securities defaults, or has its credit rating downgraded.
 . Sectors or issuers the fund has emphasized fail to perform as expected. . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                            [BAR CHART APPEAR HERE]

% Total Return

1995     5.43%
1996     4.94%
1997     5.09%
1998     5.04%

Calendar years ended December 31

The bar chart shows the performance of the Fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 1.37% in 2nd quarter 1995
Lowest: 1.15% in 4th quarter 1994

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                         One  Since
                         year inception
-----------------------------------------
Fund                     5.04   5.02
Treasury bill            5.06   5.28*
-----------------------------------------
* Index comparison begins on June 30, 1994.

The fund's 7-day yield as of December 31, 1998 was 4.63%. Call toll free 1-877-795-2703 for the fund's current 7-day yield.

                                                        Travelers Series Fund  9

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------
Each fund de-    Smith Barney International Equity Portfolio
scribes its      The fund may invest up to 20% of its assets in debt securi-
investment ob-   ties of any credit quality or maturity of foreign corporate
jective and      and governmental issuers, as well as U.S. government securi-
its principal    ties and money market obligations of U.S. and foreign corpo-
investment       rate issuers.
strategies and
risks under      Smith Barney High Income Portfolio
"Fund Goals      Although the fund invests primarily in high yield securities,
and Strate-      the fund may also invest up to 35% of its assets in common
gies."           stock and common stock equivalents, including convertible se-
                 curities, options, warrants and rights. The fund may invest
This section     up to 20% of its assets in foreign currency denominated secu-
provides addi-   rities and without limit in U.S. dollar denominated securi-
tional infor-    ties of foreign issuers.
mation about
the funds' in-
vestments and
certain port-
folio manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC)
Each equity      common and preferred stocks, warrants, rights, investment
fund and Smith   grade convertible securities, receipts and shares, trust cer-
Barney High      tificates, limited partnership interests, shares of other in-
Income Portfo-   vestment companies, real estate investment trusts and equity
lio              participations.

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments
Each fixed in-   include bonds, notes (including structured notes), mortgage-
come fund and,   related securities, asset-backed securities, convertible se-
to a limited     curities, Eurodollar and Yankee dollar instruments, preferred
extent, each     stocks and money market instruments. Fixed income securities
equity fund      may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Smith Barney     Each of these funds may invest in mortgage-backed and asset-
High Income      backed securities. Mortgage-related securities may be issued
Portfolio only   by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participa-
                 tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-
                 ceivables and other categories of receivables.
--------------------------------------------------------------------------------
10  Travelers Series Fund

--------------------------------------------------------------------------------


Fixed income     Credit quality
investments
(cont'd.)        If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category.
                 A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.


                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

Smith Barney     The fund may invest in fixed income securities that are high
High             yield, lower quality securities rated by a rating organiza-
Income           tion below its top four long term rating categories or
Portfolio only   unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or pe-riods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market percep-tions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities, although the for-
emerging         eign investments of Smith Barney Money Market Portfolio are
market           limited to U.S. dollar denominated investments issued by for-
investments      eign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Smith Barney     Emerging market investments offer the potential of signifi-
International    cant gains but also involve greater risks than investing in
Equity           more developed countries. Political or economic instability,
Portfolio only   lack of market liquidity and government actions such as cur-
                 rency controls or seizure of private business or property may be more likely in emerging markets.

                                                       Travelers Series Fund  11

--------------------------------------------------------------------------------


Derivatives      Each fund may, but need not, use derivative contracts, such
and hedging      as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the
All funds ex-    following purposes:
cept Smith
Barney Money     . To hedge against the economic impact of adverse changes in
Market Portfo-     the market value of its securities, due to changes in stock
lio                market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities       Each fund may engage in securities lending to increase its
lending          net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.

12  Travelers Series Fund

Management

The manager

SSBC Fund Management Inc. (SSBC) is each fund's manager.

SSBC is a wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSBC is located at 388 Greenwich Street, New York, New York 10013. SSBC acts as investment manager to investment companies having aggregate assets of approximately $115 billion.

SSBC manages the investment operations of the funds covered in this Prospectus (Smith Barney funds) and receives from each fund for these services the fee indicated:

  ------------------------------------------------------------------------------
                             paid for the fiscal year  Contractual
                             ended October 31, 1998    management fee paid
                             (as a percentage          (as a percentage
                             of the fund's             of the fund's
   Fund                      average daily net assets) average daily net assets)
  ------------------------------------------------------------------------------
   Smith Barney
   International Equity
   Portfolio                           0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                     0.65%                     0.65%
   Smith Barney High Income
   Portfolio                           0.60%                     0.60%
   Smith Barney Money
   Market Portfolio                    0.50%                     0.50%*
  ------------------------------------------------------------------------------

   * Prior to March 11, 1998, the annual management fee paid to SSBC was 0.60% of the average daily net assets of the fund.

                                                       Travelers Series Fund  13

Portfolio Managers

The table below sets forth the name and business experience of each fund's portfolio manager(s).

----------------------------------------------------------------------------------------------------
  Fund                      Portfolio Manager and Subadviser       Business Experience
----------------------------------------------------------------------------------------------------
  Smith Barney              James Conheady (since inception)       Investment Officer, SSBC; Vice
  International Equity      SSBC                                   President, Travelers Series Fund;
  Portfolio                 388 Greenwich Street                   Managing Director, Salomon Smith
                            New York, New York 10013               Barney.

                            Jeffrey Russell (since inception)      Investment Officer, SSBC; Vice
                            SSBC                                   President, Travelers Series Fund;
                                                                   Managing Director, Salomon Smith
                                                                   Barney.
----------------------------------------------------------------------------------------------------

  Smith Barney Large Cap    Ellen Cardozo Sonsino (since 1998)     Investment Officer, SSBC;
  Value Portfolio           SSBC                                   Managing Director and Senior
                            388 Greenwich Street,                  Equity Portfolio Manager, Salomon
                            New York, New York 10013               Smith Barney.
----------------------------------------------------------------------------------------------------

  Smith Barney High Income  John C. Bianchi (since inception)      Investment Officer, SSBC;
  Portfolio                 MMC                                    Managing Director, Salomon Smith
                            388 Greenwich Street,                  Barney.
                            New York, New York 10013
----------------------------------------------------------------------------------------------------

  Smith Barney Money        Martin Hanley (since inception)        Investment Officer, SSBC; Vice
  Market Portfolio          SSBC                                   President, Salomon Smith Barney.
                            388 Greenwich Street
                            New York, New York 10013
----------------------------------------------------------------------------------------------------

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

14  Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.

                                                       Travelers Series Fund  15

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

16  Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                          -----------------------------------------------------
                                  Smith Barney International Equity
                          -----------------------------------------------------
                            1998       1997      1996     1995      1994(1)
-------------------------------------------------------------------------------
Net asset value,
 beginning of year        $  13.23   $  12.18  $  10.48  $ 10.55    $ 10.00
-------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income
  (loss)(2)                   0.05       0.01      0.02     0.03(3)   (0.03)
 Net realized and
  unrealized gain (loss)     (0.68)      1.05      1.69    (0.10)      0.58
-------------------------------------------------------------------------------
Total income (loss) from
 operations                  (0.63)      1.06      1.71    (0.07)      0.55
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income          --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Total distributions             --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Net asset value, end of
 year                     $  12.60   $  13.23  $  12.18  $ 10.48    $ 10.55
-------------------------------------------------------------------------------
Total return                 (4.76)%     8.73%    16.36%   (0.66)%     5.50%(4)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                  $224,207   $219,037  $143,323  $53,538    $13,811
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                 1.00%      1.01%     1.10%    1.44%      1.20%(5)
 Net investment income
  (loss)                      0.37       0.09      0.23     0.25      (0.73)(5)
-------------------------------------------------------------------------------
 Portfolio turnover rate        34%        38%       41%      29%        --
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The manager waived part of its fees for the period ended October 31, 1994 for the fund. If such fees were not waived the effect of the per share increase in net investment loss for the fund would have been $0.03 and the ratio of expenses to average net assets would have been 2.00%(5).

    In addition, during the years ended October 31, 1995 and 1996, the fund earned credits from the custodian, which reduces service fees incurred. If the credits are taken into consideration the expense ratios for these periods were 1.21% and 1.05%, respectively. Figures before October 31, 1995 have not been restated to reflect these adjustments.

(3) Includes realized gains and losses from foreign currency transactions.
(4) Not annualized.
(5) Annualized.

                                                       Travelers Series Fund  17

For a share of capital stock outstanding throughout each year ended October 31.

                              --------------------------------------------------
                                        Smith Barney Large Cap Value
                              --------------------------------------------------
                               1998(1)     1997      1996     1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  17.90  $  14.84  $  12.12  $ 10.14  $10.00
--------------------------------------------------------------------------------
Income from operations:
 Net investment income (3)        0.31      0.25      0.32     0.28    0.11
 Net realized and unrealized
  gain                            1.47      3.16      2.62     1.76    0.03
--------------------------------------------------------------------------------
Total income from operations      1.78      3.41      2.94     2.04    0.14
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.21)    (0.18)    (0.17)   (0.06)     --
 Net realized gains              (0.53)    (0.17)    (0.05)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.74)    (0.35)    (0.22)   (0.06)     --
--------------------------------------------------------------------------------
Net asset value, end of year  $  18.94  $  17.90  $  14.84  $ 12.12  $10.14
--------------------------------------------------------------------------------
Total return                      9.65%    23.38%    24.55%   20.21%   1.40%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $423,570  $287,333  $138,712  $39,364  $6,377
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (3)                     0.68%     0.69%     0.73%    0.73%   0.73%(5)
 Net investment income            1.59      2.01      2.35     2.70    2.82  (5)
--------------------------------------------------------------------------------
Portfolio turnover rate             36%       46%       32%      38%      2%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,120 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  ------------------------------------------------------------------------------
                                                                 1995   1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income                 $0.02  $0.05
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement          0.94%  2.08%(5)
  ------------------------------------------------------------------------------

(4) Not annualized.
(5) Annualized.

18  Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                               -------------------------------------------------
                                            Smith Barney High Income
                               -------------------------------------------------
                                 1998(1)     1997     1996     1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $13.25   $  12.09  $ 11.26  $ 10.07  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (3)         1.21       0.88     1.14     0.93    0.29
 Net realized and unrealized
  gain (loss)                     (1.58)      1.00     0.19     0.48   (0.22)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       (0.37)      1.88     1.33     1.41    0.07
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.74)     (0.66)   (0.50)   (0.22)     --
 Net realized gains               (0.17)     (0.06)      --       --      --
--------------------------------------------------------------------------------
Total distributions               (0.91)     (0.72)   (0.50)   (0.22)     --
--------------------------------------------------------------------------------
Net asset value, end of year     $11.97   $  13.25  $ 12.09  $ 11.26  $10.07
--------------------------------------------------------------------------------
Total return                      (3.38)%    16.24%   12.17%   14.30%   0.70%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $160,259   $123,726  $65,955  $20,450  $3,395
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                      0.67%      0.70%    0.84%    0.70%   0.69%(5)
 Net investment income             9.12       9.36     9.79     9.54    7.55(5)
--------------------------------------------------------------------------------
Portfolio turnover rate              82%        89%     104%      57%     15%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $17,664 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  ------------------------------------------------------------------------------
                                                                1995   1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income                $0.04  $0.07
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement         1.07%  2.60%(5)
  ------------------------------------------------------------------------------
(4) Not annualized.
(5) Annualized.

                                                       Travelers Series Fund  19

For a share of capital stock outstanding throughout each year ended October 31.

                               ------------------------------------------------
                                          Smith Barney Money Market
                               ------------------------------------------------
                                  1998      1997     1996     1995   1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $   1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)        0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Total income from operations      0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Total distributions              (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Net asset value, end of year      $1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Total return                       5.11%     5.05%    5.05%    5.35%   1.46%(3)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $164,677  $111,168  $99,150  $37,487  $5,278
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                      0.64%     0.65%    0.65%    0.65%   0.66%(4)
 Net investment income             4.99      4.94     4.86     5.26    3.83(4)
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees with respect to the fund for the years ended October 31, 1997, 1996 and 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $15,423 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expense to average net assets of the fund would have been as follows:

  -----------------------------------------------------------------------------
                                            1997      1996    1995    1994
  -----------------------------------------------------------------------------
   Per Share Decreases in Net Investment
   Income                                  $0.000(5) $0.001  $0.003  $0.005
  -----------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and
   Reimbursement                             0.67%     0.74%   0.94%   2.11%(4)
  -----------------------------------------------------------------------------
(3) Not annualized.
(4) Annualized.
(5) Amount represents less than $0.001.

20  Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Smith Barney International Equity Portfolio
               Smith Barney Large Cap Value Portfolio








               Smith Barney High Income Portfolio
               Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)

2/99


Travelers Series Fund Inc.

------------------
Prospectus
------------------

February 28, 1999


                Equity Fund                   Fixed Income Fund
        ---------------------------      ----------------------------
        Smith Barney International         MFS Total Return Portfolio
             Equity Portfolio

        Smith Barney Large Cap             Smith Barney High Income
           Value Portfolio                        Portfolio

                                           Smith Barney Money Market
                                                 Portfolio


Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 13 separate investment funds, each with its own investment objective and policies. This Prospectus relates to five of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

                   Fund Goals and Strategies                    Page
                 ---------------------------------------------------
                   Smith Barney International Equity Portfolio     2

                   Smith Barney Large Cap Value Portfolio          4

                   MFS Total Return Portfolio                      6

                   Smith Barney High Income Portfolio              8

                   Smith Barney Money Market Portfolio            10

                   More on the Funds' Investments                 12

                   Management                                     16

                   Share Transactions                             18

                   Share Price                                    19

                   Dividends, Distributions and Taxes             19

                   Financial Highlights                           20

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     Fund Goals and Strategies

Smith Barney International Equity Portfolio

 Investment goal

 Total return on its assets from growth of capital and income.

 Key investments

 The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.
--------------------------------------------------------------------------------

                 Selection process

                 The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                 In selecting individual companies for investment, the manager looks for:

                 . Above average earnings growth
                 . High relative return on invested capital
                 . Experienced and effective management
                 . Competitive advantages
                 . Strong financial condition
                 . The range of individual investment opportunities

                 By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                 In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                 . Low or decelerating inflation which creates a favorable
                   environment for securities markets
                 . Stable government with policies that encourage economic
                   growth, equity investment and development of securities markets
                 . Currency stability

2  Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE-GDP Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995      11.26%
1996      17.72%
1997       2.71%
1998       6.51%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:14.02% in 4th quarter 1998
Lowest:(19.72)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                         One   Since
                         year  inception
-----------------------------------------
Fund                     6.51       7.29
MSCI Index              27.12      11.37*
-----------------------------------------
* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  3

     Fund Goals and Strategies

Smith Barney Large Cap Value Portfolio

 Investment goal

 Current income and long-term growth of income and capital.

 Key investments

 The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.
--------------------------------------------------------------------------------

                 Selection process

                 The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                 . Low market valuations measured by the manager's valuation models
                 . Above average dividend yields and established dividend
                   records
                 . High return on invested capital and strong cash flow
                 . Liquidity

                 Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes would accelerate earnings.

                 These catalysts include positive changes in earnings prospects because of:

                 . New management
                 . Effective research, product development and marketing
                 . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

4  Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995      30.08%
1996      19.79%
1997      26.63%
1998       9.82%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:13.92% in 4th quarter 1998
Lowest:(12.87)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                          One   Since
                          year  inception
-----------------------------------------
Fund                      9.82    18.84
S&P 500 Index            28.60    28.03*
-----------------------------------------

* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  5

     Fund Goals and Strategies

MFS Total Return Portfolio

 Investment goals

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Key investments

 The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of
 both investment grade and lower quality securities.
 The fund may invest up to 20% of the fund's assets
 in nonconvertible fixed income securities rated
 below investment grade or unrated securities of
 equivalent quality.
--------------------------------------------------------------------------------

                 Selection process

                 Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                 . between 40%   . at least 25%
                   and 75% in      in non-
                   equity          convertible
                   securities      fixed income
                                   securities

                 Equity investments

                 The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                 . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                 . that generally have low price to book, price to sales
                   and/or price to earnings ratios
                 . with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

                 The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                 Fixed income investments

                 The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

6  Travelers Series Fund

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.
Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995        25.70%
1996        14.51%
1997        21.18%
1998        11.67%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest:(4.06)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                       One    Since
                       year   inception
-----------------------------------------
Fund                   11.67    15.26
S&P 500 Index          28.60    28.03*
Lehman Brothers Index   9.47     9.22*
-----------------------------------------

* Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  7

     Fund Goals and Strategies

Smith Barney High Income Portfolio

 Investment goal

 Primary: High current income    Secondary: Capital appreciation

 Key investments

 The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

 Credit Quality: The fund invests primarily in below investment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securities of comparable quality. Below in-vestment grade securities are commonly known as "junk bonds."

 Maturity: Although the fund may invest in securi-
 ties of any maturity, under current market condi-
 tions, the fund intends to have an average remain-
 ing maturity of between five and ten years.
--------------------------------------------------------------------------------

                 Selection process

                 In selecting securities, the manager considers and compares the relative yields of various types of obligations. The manager seeks to maximize current income by generally purchasing securities of lower credit quality, but offering higher current yield. In selecting securities for the fund, the manager employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time.

                 The manager looks for:

                 . "Fallen angels" or companies that are repositioning in the marketplace which the manager believes are temporarily undervalued, and
                 . Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time

                 The manager selects individual debt securities by comparing yield, maturity, issue classification and quality characteristics. Investments in these companies may increase the fund's potential for capital appreciation and reduce the fund's credit risk exposure.

                 The manager also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities exhibiting characteristics as described above.

8  Travelers Series Fund

Principal risks of investing in the fund

While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Interest rates go up, causing the prices of debt securities in the fund to fall.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Salomon Brothers Intermediate High Yield Index ("Salomon Index") and the Bear Stearns High Yield Index ("Bear Stearns Index"), both of which are broad-based indices of high yield corporate bonds. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995       19.18%
1996       13.13%
1997       13.85%
1998        0.44%

Calendar years ended December 31.

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:5.35% in 2nd quarter 1997
Lowest:(5.79)% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                         One   Since
                         year  inception
-----------------------------------------
Fund                     0.44    9.86
Salomon Index            3.60   10.74*
Bear Stearns Index       2.08   10.85*
-----------------------------------------
*Index comparisons begin on June 30, 1994

                                                        Travelers Series Fund  9

     Fund Goals and Strategies

Smith Barney Money Market Portfolio

 Investment goal

 Maximize current income consistent with
 preservation of capital. The fund seeks to maintain a stable $1 share price.

 Key investments

 The fund invests exclusively in high quality U.S.
 dollar denominated short term debt securities.
 These include commercial paper, corporate and municipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in se-curities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in
 securities having remaining effective maturities of
 397 days or less, and maintains a dollar-weighted
 portfolio maturity of 90 days or less.
--------------------------------------------------------------------------------

                 Selection process

                 In selecting investments for the fund, the manager looks for:

                 . The best relative values based on an analysis of interest rate sensitivity, yield and price.
                 . Issuers offering minimal credit risk.
                 . Maturities consistent with the manager's outlook for
                   interest rates.


10  Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

 . Interest rates rise sharply.
 . An issuer of the fund's securities defaults, or has its credit rating downgraded.
 . Sectors or issuers the fund has emphasized fail to perform as expected. . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

1995       5.43%
1996       4.94%
1997       5.09%
1998       5.04%

Calendar years ended December 31.

The bar chart shows the performance of the Fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest: 1.37% in 2nd quarter 1995
Lowest: 1.15% in 4th quarter 1994

Average Annual Total Returns
(for the periods ended December 31, 1998)
-----------------------------------------
                          One   Since
                          year  inception
-----------------------------------------
Fund                      5.04    5.02
Treasury bill             5.06    5.28*
-----------------------------------------
* Index comparison begins on June 30, 1994.

The fund's 7-day yield as of December 31, 1998 was 4.63%. Call toll free 1-877-795-2703 for the fund's current 7-day yield.

                                                       Travelers Series Fund  11

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------

Each fund de-    Smith Barney International Equity Portfolio
scribes its      The fund may invest up to 20% of its assets in debt securi-
investment ob-   ties of any credit quality or maturity of foreign corporate
jective and      and governmental issuers, as well as U.S. government securi-
its principal    ties and money market obligations of U.S. and foreign corpo-
investment       rate issuers.
strategies and
risks under      MFS Total Return Portfolio
"Fund Goals      The fund may invest without limit in ADRs and up to 20% of
and Strate-      its total assets in foreign securities.
gies."
                 Smith Barney High Income Portfolio
This section     Although the fund invests primarily in high yield securities,
provides addi-   the fund may also invest up to 35% of its assets in common
tional infor-    stock and common stock equivalents, including convertible se-
mation about     curities, options, warrants and rights. The fund may invest
the funds' in-   up to 20% of its assets in foreign currency denominated secu-
vestments and    rities and without limit in U.S. dollar denominated securi-
certain port-    ties of foreign issuers.
folio manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).


--------------------------------------------------------------------------------

12  Travelers Series Fund

--------------------------------------------------------------------------------
Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity
Each equity      securities include exchange-traded and over-the-counter (OTC)
fund, MFS To-    common and preferred stocks, warrants, rights, investment
tal Return       grade convertible securities, receipts and shares, trust cer-
Portfolio and    tificates, limited partnership interests, shares of other in-
Smith Barney     vestment companies, real estate investment trusts and equity
High Income      participations.
Portfolio

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments
Each fixed in-   include bonds, notes (including structured notes), mortgage-
come fund and,   related securities, asset-backed securities, convertible se-
to a limited     curities, Eurodollar and Yankee dollar instruments, preferred
extent, each     stocks and money market instruments. Fixed income securities
equity fund      may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

MFS Total        Each of these funds may invest in mortgage-backed and asset-
Return and       backed securities. Mortgage-related securities may be issued
Smith Barney     by private companies or by agencies of the U.S. government
High Income      and represent direct or indirect participations in, or are
Portfolios       collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participa-tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.

--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                                                       Travelers Series Fund 13

--------------------------------------------------------------------------------
                 High yield, lower quality securities

Fixed income     Each of these funds may invest in fixed income securities
investments      that are high yield, lower quality securities rated by a rat-
(cont'd)         ing organization below its top four long term rating catego-
MFS Total        ries or unrated securities determined by the manager or
Return and       subadviser to be of equivalent quality. The issuers of lower
Smith Barney     quality bonds may be highly leveraged and have difficulty
High Income      servicing their debt, especially during prolonged economic
Portfolios       recessions or periods of rising interest rates. The prices of
only             lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities, although the for-
emerging         eign investments of Smith Barney Money Market Portfolio are
market           limited to U.S. dollar denominated investments issued by for-
investments      eign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Smith Barney     Emerging market investments offer the potential of signifi-
International    cant gains but also involve greater risks than investing in
Equity and MFS   more developed countries. Political or economic instability,
Total Return     lack of market liquidity and government actions such as cur-
Portfolios       rency controls or seizure of private business or property may
only             be more likely in emerging markets.

                 Sovereign government and supranational debt

MFS Total        These funds may invest in all types of fixed income securi-
Return           ties of governmental issuers in all countries, including
Portfolio only   emerging markets. These sovereign debt securities may in-
                 clude:

                 . Fixed income securities issued or guaranteed by
                   governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

14  Travelers Series Fund

--------------------------------------------------------------------------------
   Foreign and     . Fixed income securities issued by supranational entities
emerging           such as the World Bank or the European Economic Community
market             (A supranational entity is a bank, commission or company
investments        established or financially supported by the national
(cont'd)           governments of one or more countries to promote
                   reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives      Each fund may, but need not, use derivative contracts, such
and hedging      as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the
All funds ex-    following purposes:
cept Smith
Barney Money     . To hedge against the economic impact of adverse changes in
Market Portfo-     the market value of its securities, due to changes in stock
lio                market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities       Each fund may engage in securities lending to increase its
lending          net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.

                                                       Travelers Series Fund 15

Management

The managers

SSBC Fund Management Inc. (SSBC) or Travelers Investment Adviser Inc. (TIA) is each fund's manager. SSBC selects investments for the funds for which they serve as managers. TIA has engaged a subadviser to select investments for the fund for which TIA serves as manager.

SSBC Fund Management Inc.

SSBC is a wholly owned subsidiary of Citigroup. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSBC is located at 388 Greenwich Street, New York, New York 10013. SSBC acts as investment manager to investment companies having aggregate assets of approximately $115 billion.

SSBC manages the investment operations of the following funds (Smith Barney funds) and receives from each fund for these services the fee indicated:

--------------------------------------------------------------------------------
                             Actual management fee
                             paid for the fiscal year  Contractual
                             ended October 31, 1998    management fee paid
                             (as a percentage          (as a percentage
                             of the fund's             of the fund's
   Fund                      average daily net assets) average daily net assets)
--------------------------------------------------------------------------------
   Smith Barney
   International Equity
   Portfolio                           0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                     0.65%                     0.65%
   Smith Barney High Income
   Portfolio                           0.60%                     0.60%
   Smith Barney Money
   Market Portfolio                    0.50%                     0.50%*
--------------------------------------------------------------------------------

  * Prior to March 11, 1998, the annual management fee paid to SSBC was 0.60% of the average daily net assets of the fund.

Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation, which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA, an affiliate of SSBC, acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion.

TIA manages the investment operations of the following fund (TIA fund) and receives for these services from each fund the fee indicated:

--------------------------------------------------------------------------------
                     Actual management fee
                     paid for the fiscal year  Contractual management
                     ended October 31, 1998    fee paid
                     (as a percentage          (as a percentage
                     of the fund's             of the fund's
   Fund              average daily net assets) average daily net assets)
--------------------------------------------------------------------------------
   MFS Total Return
   Portfolio                   0.80%                     0.80%
--------------------------------------------------------------------------------

16  Travelers Series Fund

The Subadviser and Portfolio Managers

The Smith Barney funds are managed solely by SSBC. The TIA fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager(s), including where applicable, the portfolio managers employed by the subadviser.

-----------------------------------------------------------------------------------------------------
  Fund                      Portfolio Manager and Subadviser       Business Experience
-----------------------------------------------------------------------------------------------------
  Smith Barney              James Conheady (since inception)       Investment Officer, SSBC; Vice
  International Equity      SSBC                                   President, Travelers Series Fund;
  Portfolio                 388 Greenwich Street                   Managing Director, Salomon Smith
                            New York, New York 10013               Barney.

                            Jeffrey Russell (since inception)      Investment Officer, SSBC; Vice
                            SSBC                                   President, Travelers Series Fund;
                                                                   Managing Director, Salomon Smith
                                                                   Barney.
-----------------------------------------------------------------------------------------------------
  Smith Barney Large Cap    Ellen Cardozo Sonsino (since 1998)     Investment Officer, SSBC;
  Value Portfolio           SSBC                                   Managing Director and Senior
                            388 Greenwich Street,                  Equity Portfolio Manager, Salomon
                            New York, New York 10013               Smith Barney.
-----------------------------------------------------------------------------------------------------
  MFS Total Return          David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio                 Massachusetts Financial Services
                            Company
                            500 Boylston Street
                            Boston, MA 02116

                            Geoffrey L. Kurinsky (since inception) Senior Vice President, MFS.
                            MFS

                            Constantinos Mokas (since 1998)        Vice President, MFS.
                            MFS

                            Lisa B. Nurme (since inception)        Senior Vice President, MFS.
                            MFS

                            Maura A. Shaughnessy (since inception) Senior Vice President, MFS.
                            MFS
-----------------------------------------------------------------------------------------------------
  Smith Barney High Income  John C. Bianchi (since inception)      Investment Officer, SSBC;
  Portfolio                 MMC                                    Managing Director, Salomon Smith
                            388 Greenwich Street                   Barney.
                            New York, New York 10013
-----------------------------------------------------------------------------------------------------
  Smith Barney Money        Martin Hanley (since inception)        Investment Officer, SSBC; Vice
  Market Portfolio          SSBC                                   President, Salomon Smith Barney.
                            388 Greenwich Street
                            New York, New York 10013
-----------------------------------------------------------------------------------------------------

                                                       Travelers Series Fund  17

Year 2000 Issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers that securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problems, which could be substantial. The managers are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

Additional information about the subadviser

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $100 billion on behalf of 4 million investor accounts.

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

18  Travelers Series Fund

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

                                                       Travelers Series Fund 19

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                              Smith Barney International Equity
                            1998       1997      1996     1995      1994(1)
-------------------------------------------------------------------------------
Net asset value,
 beginning of year        $  13.23   $  12.18  $  10.48  $ 10.55    $ 10.00
-------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income
  (loss)(2)                   0.05       0.01      0.02     0.03(3)   (0.03)
 Net realized and
  unrealized gain (loss)     (0.68)      1.05      1.69    (0.10)      0.58
-------------------------------------------------------------------------------
Total income (loss) from
 operations                  (0.63)      1.06      1.71    (0.07)      0.55
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income          --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Total distributions             --      (0.01)    (0.01)      --         --
-------------------------------------------------------------------------------
Net asset value, end of
 year                     $  12.60   $  13.23  $  12.18  $ 10.48    $ 10.55
-------------------------------------------------------------------------------
Total return                 (4.76)%     8.73%    16.36%   (0.66)%     5.50%(4)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                  $224,207   $219,037  $143,323  $53,538    $13,811
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                 1.00%      1.01%     1.10%    1.44%      1.20%(5)
 Net investment income
  (loss)                      0.37       0.09      0.23     0.25      (0.73)(5)
-------------------------------------------------------------------------------
 Portfolio turnover rate        34%        38%       41%      29%        --
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The manager waived part of its fees for the period ended October 31, 1994 for the fund. If such fees were not waived the effect of the per share increase in net investment loss for the fund would have been $0.03 and the ratio of expenses to average net assets would have been 2.00%(5).

    In addition, during the years ended October 31, 1995 and 1996, the fund earned credits from the custodian, which reduces service fees incurred. If the credits are taken into consideration the expense ratios for these periods were 1.21% and 1.05%, respectively. Figures before October 31, 1995 have not been restated to reflect these adjustments.

(3) Includes realized gains and losses from foreign currency transactions.
(4) Not annualized.
(5) Annualized.

20  Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                     Smith Barney Large Cap Value
                              1998(1)     1997      1996     1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  17.90  $  14.84  $  12.12  $ 10.14  $10.00
--------------------------------------------------------------------------------
Income from operations:
 Net investment income (3)        0.31      0.25      0.32     0.28    0.11
 Net realized and unrealized
  gain                            1.47      3.16      2.62     1.76    0.03
--------------------------------------------------------------------------------
Total income from operations      1.78      3.41      2.94     2.04    0.14
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.21)    (0.18)    (0.17)   (0.06)     --
 Net realized gains              (0.53)    (0.17)    (0.05)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.74)    (0.35)    (0.22)   (0.06)     --
--------------------------------------------------------------------------------
Net asset value, end of year  $  18.94  $  17.90  $  14.84  $ 12.12  $10.14
--------------------------------------------------------------------------------
Total return                      9.65%    23.38%    24.55%   20.21%   1.40%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $423,570  $287,333  $138,712  $39,364  $6,377
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (3)                     0.68%     0.69%     0.73%    0.73%   0.73%(5)
 Net investment income            1.59      2.01      2.35     2.70    2.82  (5)
--------------------------------------------------------------------------------
Portfolio turnover rate             36%       46%       32%      38%      2%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,120 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:


  ------------------------------------------------------------------------------
                                                               1995      1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income               $0.02    $0.05
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and
   Reimbursement                                               0.94%    2.08%(5)
  ------------------------------------------------------------------------------

(4) Not annualized.
(5) Annualized.

                                                       Travelers Series Fund  21

For a share of capital stock outstanding throughout each year ended October 31.

                                           MFS Total Return
                                1998      1997      1996     1995    1994(1)
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  15.31  $  13.13  $  11.53  $  9.98  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)        0.32      0.38      0.33     0.45    0.13
 Net realized and unrealized
  gain (loss)                     1.36      2.27      1.62     1.15   (0.15)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       1.68      2.65      1.95     1.60   (0.02)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.28)    (0.29)    (0.27)   (0.05)     --
 Net realized gains              (0.48)    (0.18)    (0.08)      --      --
--------------------------------------------------------------------------------
Total distributions              (0.76)    (0.47)    (0.35)   (0.05)     --
--------------------------------------------------------------------------------
Net asset value, end of year    $16.23  $  15.31  $  13.13  $ 11.53  $ 9.98
--------------------------------------------------------------------------------
Total return                     10.94%    20.64%    17.16%   16.12%  (0.20)%(3)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $462,274  $263,585  $134,529  $49,363  $8,504
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                     0.84%     0.86%     0.91%    0.95%   0.93%(4)
 Net investment income            3.32      3.54      3.82     4.40    3.51(4)
--------------------------------------------------------------------------------
Portfolio turnover rate            118%       99%      139%     104%     18%
--------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:


  ------------------------------------------------------------------------------
                                                               1995      1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income               $0.01    $0.06
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement        1.06%    2.51%(4)
  ------------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.

22  Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                       Smith Barney High Income
                               1998(1)      1997     1996     1995    1994(2)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $  13.25   $  12.09  $ 11.26  $ 10.07  $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (3)         1.21       0.88     1.14     0.93    0.29
 Net realized and unrealized
  gain (loss)                     (1.58)      1.00     0.19     0.48   (0.22)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                       (0.37)      1.88     1.33     1.41    0.07
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.74)     (0.66)   (0.50)   (0.22)     --
 Net realized gains               (0.17)     (0.06)      --       --      --
--------------------------------------------------------------------------------
Total distributions               (0.91)     (0.72)   (0.50)   (0.22)     --
--------------------------------------------------------------------------------
Net asset value, end of year   $  11.97   $  13.25  $ 12.09  $ 11.26  $10.07
--------------------------------------------------------------------------------
Total return                      (3.38)%    16.24%   12.17%   14.30%   0.70%(4)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $160,259   $123,726  $65,955  $20,450  $3,395
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                      0.67%      0.70%    0.84%    0.70%   0.69%(5)
 Net investment income             9.12       9.36     9.79     9.54    7.55(5)
--------------------------------------------------------------------------------
Portfolio turnover rate              82%        89%     104%      57%     15%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(3) The manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $17,664 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:


  ------------------------------------------------------------------------------
                                                               1995      1994
  ------------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income               $0.04    $0.07
  ------------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement        1.07%    2.60%(5)
  ------------------------------------------------------------------------------

(4) Not annualized.
(5) Annualized.

                                                       Travelers Series Fund  23

For a share of capital stock outstanding throughout each year ended October 31.

                                       Smith Barney Money Market
                                 1998      1997     1996     1995    1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $   1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)        0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Total income from operations      0.050     0.049    0.049    0.052   0.014
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Total distributions              (0.050)   (0.049)  (0.049)  (0.052) (0.014)
-------------------------------------------------------------------------------
Net asset value, end of year   $   1.00  $   1.00  $  1.00  $  1.00  $ 1.00
-------------------------------------------------------------------------------
Total return                       5.11%     5.05%    5.05%    5.35%   1.46%(3)
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $164,677  $111,168  $99,150  $37,487  $5,278
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                      0.64%     0.65%    0.65%    0.65%   0.66%(4)
 Net investment income             4.99      4.94     4.86     5.26    3.83(4)
-------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.

(2) The manager waived all or part of its fees with respect to the fund for the years ended October 31, 1997, 1996 and 1995 and the period ended October 31, 1994. In addition, the manager reimbursed the fund for $15,423 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expense to average net assets of the fund would have been as follows:

  ------------------------------------------------------------------------------

                                            1997      1996    1995    1994
  -----------------------------------------------------------------------------
   Per Share Decreases in Net Investment
   Income                                  $0.000(5) $0.001  $0.003  $0.005
  -----------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and
   Reimbursement                             0.67%     0.74%   0.94%   2.11%(4)
  -----------------------------------------------------------------------------

(3) Not annualized.
(4) Annualized.
(5) Amount represents less than $0.001.

24  Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You may obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http://www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Smith Barney International Equity Portfolio
               Smith Barney Large Cap Value Portfolio


               MFS Total Return Portfolio

               Smith Barney High Income Portfolio
               Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)
2/99